Document and Entity Information	0 Months Ended
Sep. 11, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 11, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Sep. 11, 2013
Document Effective Date	Sep. 11, 2013
Prospectus Date	Dec. 31, 2012
BNY Mellon Large Cap Stock Fund | Class M Shares
Risk/Return:
Trading Symbol	MPLCX
BNY Mellon Large Cap Stock Fund | Investor Shares
Risk/Return:
Trading Symbol	MILCX